Critical accounting judgments and key sources of estimation uncertainty: (Details) - MXN ($) $ in Thousands		12 Months Ended
	May 15, 2008	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Expected Revenue From Airplan		$ 17,540,245	$ 14,381,166
Original concession period for operating rights	25 years	50 years
Airplan
Ifrs Statement [Line Items]
Original concession period for operating rights	15 years	40 years
Minimum | Airplan
Ifrs Statement [Line Items]
Original concession period for operating rights		24 years